Share Capital	6 Months Ended
Jun. 30, 2026
Share Capital [Abstract]
Share capital

25. Share capital

Refer to Note 1 of the Group’s audited consolidated financial statements for the year ended December 31, 2025, for a description of the Reorganization Transaction that occurred on June 17, 2024, and Note 4 for further details on the reverse capitalization.

($ represent unrounded amounts)	Number of fully paid shares	Amount
	(Unaudited)	(Unaudited)
January 1, 2025	1,000	1,000
Issuance of shares to HCVI shareholders upon reverse capitalization	4,807,469	481
Impact of reverse capitalization	48,868,960	3,887
Issue of shares for promissory note	406,754	41
January 1, 2026	54,084,183	5,409
Issue of shares for promissory note	1,045,575	105
Issue of shares	554,675	55
June 30, 2026	55,684,433	$5,569

A promissory note was issued for debt of US$3.5 million which settles the debt in 11 monthly instalments of $0.3m from November 2025 and a final instalment of US$0.2m in September 2026. The debt is settled in the equivalent number of shares. The Company can choose to settle the debt at any point, either in cash or in the equivalent number of shares. The balance payable of US$1.1m at period end is included in trade payables.